Note 39 (Tables)	6 Months Ended
Jun. 30, 2023
Depreciation and amortisation expense [abstract]
Depreciation and amortization [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Depreciation and amortization (Millions of Euros)
	June 2023	June 2022
Tangible assets	415	405
For own use	261	237
Right-of-use assets	152	166
Investment properties and other	2	2
Intangible assets	261	247
Total	676	652